Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Invesco India Exchange-Traded Fund Trust
Entity Central Index Key	0001419139
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000058323 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco India ETF
Class Name	Invesco India ETF
Trading Symbol	IMVP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco India ETF (the “Fund”) for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 983-0903.
Additional Information Phone Number	(800) 983-0903
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco India ETF	$36	0.78%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.78% [1]
Net Assets	$ 154,286,203
Holdings Count | Holding	35
Investment Company Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$154,286,203
Total number of portfolio holdings	35
Portfolio turnover rate	122%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Torrent Power Ltd.	4.15%
Polycab India Ltd.	3.69%
NMDC Ltd.	3.69%
Oberoi Realty Ltd.	3.67%
Hindalco Industries Ltd.	3.66%
Bajaj Auto Ltd.	3.54%
Titan Co. Ltd.	3.45%
Canara Bank	3.40%
State Bank of India	3.40%
Bharat Electronics Ltd.	3.35%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Torrent Power Ltd.	4.15%
Polycab India Ltd.	3.69%
NMDC Ltd.	3.69%
Oberoi Realty Ltd.	3.67%
Hindalco Industries Ltd.	3.66%
Bajaj Auto Ltd.	3.54%
Titan Co. Ltd.	3.45%
Canara Bank	3.40%
State Bank of India	3.40%
Bharat Electronics Ltd.	3.35%
* Excluding money market fund holdings, if any.

[1]	Annualized.